Intangible assets - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets	£ 1,468.8	£ 1,842.0		£ 2,018.4
Amortisation and impairment of acquired intangible assets	121.5	201.8
Impairment charge on intangible assets	26.5	89.1		6.0
Goodwill impairment charge	£ 47.7	£ 183.9	[1]	£ 27.1	[1]
Pre-tax discount rate	8.50%
Percentage of recoverable amount on long term growth of asset	25.00%
First Step [Member]
Disclosure of detailed information about intangible assets [line items]
Assumed annual long-term growth rate	3.00%	3.00%
Pre-tax discount rate	8.50%	9.00%
Second Step [Member]
Disclosure of detailed information about intangible assets [line items]
Management forecasts for a projection period	five years
Assumed annual long-term growth rate	3.00%	3.00%
Weighting Of The Regional Rates ByIts Geographic Distribution Of Cash Flows [Member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate	8.50%	9.00%
VMLY&R [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment charge		£ 148.0
Other business [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment charge		£ 35.9
Top of range [member] | Range of Pre-tax discount rates for geographic regions [Member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate	13.60%	16.30%
Top of range [member] | Range of pre-tax discount rates for global cash generating units [Member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate	7.40%	8.70%
Bottom of range [member] | Range of Pre-tax discount rates for geographic regions [Member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate	4.10%	6.20%
Bottom of range [member] | Range of pre-tax discount rates for global cash generating units [Member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate	6.30%	8.00%
Associates [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation and impairment of acquired intangible assets	£ 5.6	£ 3.7
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets	218.6	361.2
Impairment charge on intangible assets	21.4
Customer-related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets	100.6	220.6
Other acquired intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other Intangible Assets	4.4	£ 13.0
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge on intangible assets	5.1
Brands With An Indefinite Life [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge on intangible assets	13.2
Public relations [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge on intangible assets	13.2
Global Integrated Agencies [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge on intangible assets	13.0
Specialist Agencies [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge on intangible assets	£ 0.3

[1]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.